Note 8 - Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
	March 31, 2014	December 31, 2013 *
Land and improvements	$82,958	$82,958
Building and improvements	292,690	292,690
Equipment, including vehicles	790,893	775,420
Turbines and improvements	25,817,228	25,817,228
Construction in process	7,626	7,626
Subtotal	26,991,395	26,975,922
Less accumulated depreciation	(3,483,072)	(3,144,242)
Total	$23,508,323	$23,831,680

	December 31, 2013	December 31, 2012
Land and improvements	$82,958	$82,958
Building and improvements	292,690	292,690
Equipment, including vehicles	775,420	502,908
Turbines and improvements	25,817,228	25,667,243
Construction in process	7,626	120,707
Subtotal	26,975,922	26,666,506
Less accumulated depreciation	(3,144,242)	(1,845,931)
Total	$23,831,680	$24,820,575